CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	As of December 31,
	2024	2025
Cash in banks	$31,677	$337,291
Cash equivalents	—	15,641
	$31,677	$352,932